Redeemable Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 25, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Preferred Stock [Line Items]
Preferred stock dividends		$ 0	$ 97	$ 974
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)			2,033,230
Reverse recapitalization, conversion price (usd per share)	$ 10.00
Ordinary Shares
Redeemable Preferred Stock [Line Items]
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)			2,140,340
Redeemable Series X preferred stockholders
Redeemable Preferred Stock [Line Items]
Redeemable preferred shares par value (in dollars per share)		$ 0.0001
Dividend rate		7.00%
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)	2,033,230
Preferred stock dividends	$ 21,400